UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-In Capital	Statutory Reserves	(Accumulated Deficit)	Accumulated other comprehensive loss
Balance, shares at Sep. 30, 2024		272,490	4,028
Balance, amount at Sep. 30, 2024	$ 96,912,417	$ 104,486,710	$ 4,231,055	$ 8,865,199	$ 14,990	$ (16,741,427)	$ (3,944,110)
Issuance of ordinary shares for convertible notes redemption, shares		443,430
Issuance of ordinary shares for convertible notes redemption, amount	2,760,000	$ 2,760,000	0	0	0	0	0
Issuance of ordinary shares for warrants exercised, shares		65,400
Issuance of ordinary shares for warrants exercised, amount	523,200	$ 523,200	0	0	0	0	0
Net (loss) income	6,928,242	0	0	0	0	6,928,242	0
Foreign currency translation loss	(4,779,435)	$ 0	$ 0	0	0	0	(4,779,435)
Balance, shares at Mar. 31, 2025		781,320	4,028
Balance, amount at Mar. 31, 2025	102,344,424	$ 107,769,910	$ 4,231,055	8,865,199	14,990	(9,813,185)	(8,723,545)
Balance, shares at Sep. 30, 2025		4,988,337	635,419
Balance, amount at Sep. 30, 2025	101,972,306	$ 122,966,148	$ 5,683,255	8,865,199	11,404	(27,879,848)	(7,673,852)
Issuance of ordinary shares for convertible notes redemption, shares		3,775,091
Issuance of ordinary shares for convertible notes redemption, amount	3,010,270	$ 3,010,270	0	0	0	0	0
Net (loss) income	(49,541,958)	0	0	0	0	(49,541,958)	0
Foreign currency translation loss	679,397	$ 0	0	0	0	0	679,397
Issuance of ordinary shares for acquisition, shares		2,857,143
Issuance of ordinary shares for acquisition, amount	2,000,000	$ 2,000,000	$ 0	0	0	0	0
Balance, shares at Mar. 31, 2026		11,620,571	635,419
Balance, amount at Mar. 31, 2026	$ 58,120,015	$ 127,976,418	$ 5,683,255	$ 8,865,199	$ 11,404	$ (77,421,806)	$ (6,994,455)